Consolidated Statements Of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 3,685	$ 3,364	$ 14,024	$ 13,211	$ 12,893
Expense:
Compensation and benefits			8,085	7,694	7,569
Other operating expenses			3,284	3,086	3,140
Operating expenses			11,369	10,780	10,709
Operating income	686	580	2,655	2,431	2,184
Other net benefit credits			201	233	235
Interest income			9	5	13
Interest expense			(237)	(189)	(163)
Investment income			15	1	38
Income before income taxes			2,643	2,480	2,307
Income tax expense			1,133	685	671
Income from continuing operations	28	441	1,510	1,795	1,636
Discontinued operations, net of tax	2	0	2	0	0
Net income before non-controlling interests			1,512	1,795	1,636
Less: Net income attributable to non-controlling interests			20	27	37
Net income attributable to the Company	$ 29	$ 436	$ 1,492	$ 1,768	$ 1,599
Basic Per Share Data:
Basic net income per share – Continuing operations (in dollars per share)	$ 0.05	$ 0.85	$ 2.91	$ 3.41	$ 3.01
Net income attributable to the Company (in dollars per share)	0.06	0.85	2.91	3.41	3.01
Diluted Per Share Data:
Diluted net income per share - Continuing operations (in dollars per share)	0.05	0.84	2.87	3.38	2.98
Net income attributable to the Company (in dollars per share)	$ 0.06	$ 0.84	$ 2.87	$ 3.38	$ 2.98
Average number of shares outstanding
Basic (in shares)			513	519	531
Diluted (in shares)			519	524	536
Shares outstanding at December 31 (in shares)	509	514	509	514	522